UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2016 – August 31, 2016

Item 1.   Schedule of Investments.
 Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS - 0.4%
Technology - 0.3%
Aspect Software Parent, Inc.*,†††,1	37,128	$871,464
Qlik Technologies, Inc. A*,†††,1	56	55,840
Qlik Technologies, Inc.*,†††,1	3,600	3,600
Qlik Technologies, Inc. B*,†††,1	13,812	564
Total Technology		931,468
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	11,126	271,663
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc*,†††,1	13,409	19,577
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	5,244,841	394
Consumer, Cyclical - 0.0%**
Deb Stores Holding LLC*,†††,1	9,389	1
Industrial - 0.0%**
Carey International, Inc.*,†††,1	5,666	1
Total Common Stocks
(Cost $3,281,071)		1,223,104
PREFERRED STOCKS† - 0.9%
Industrial - 0.7%
Seaspan Corp.
6.38%[2]	96,625	2,477,465
Financial - 0.2%
AgriBank FCB
6.88%[2,3]	4,000	430,250
Total Preferred Stocks
(Cost $2,817,919)		2,907,715

	Face
	Amount	~	Value
SHORT TERM INVESTMENTS - 7.3%
U.S. GOVERNMENT SECURITIES†† - 6.9%
United States Treasury Bill
0.00% due 09/01/16[2,4,14]	15,000,000		$15,000,000
0.00% due 09/15/16[4]	7,500,000		7,499,415
0.00% due 09/08/16[4]	800,000		799,971
Total U.S. Government Securities
(Cost $23,299,174)			23,299,386

	Shares	Value
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[5]	1,231,197	$1,231,197
(Cost $1,231,197)
Total Short Term Investments
(Cost $24,530,371)		24,530,583

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0%
Collateralized Loan Obligation - 35.7%
OZLM VII Ltd.
2014-7A, 6.58% due 07/17/26[3,6]	5,000,000		$3,633,255
Garrison Funding 2015-1 Ltd.
2015-1A, 5.08% due 05/25/27[2,3,6]	3,500,000		3,503,589
Ziggurat CLO Ltd.
2014-1A, 5.68% due 10/17/26[3,6]	4,000,000		3,280,741
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 5.34% due 06/02/25[2,3,6]	4,300,000		3,236,240
Flatiron CLO Ltd.
2013-1A, 4.28% due 01/17/26[2,3,6]	3,300,000		3,078,243
Sound Point CLO III Ltd.
2013-2A, 6.03% due 07/15/25[2,3,6]	2,875,000		2,064,836
2013-2A, 4.58% due 07/15/25[2,3,6]	1,000,000		977,205
Great Lakes CLO Ltd.
2015-1A, 4.43% due 07/15/26[3,6]	1,500,000		1,433,124
2012-1A due 01/15/23[2,6,9]	2,500,000		1,048,797
2014-1A, 4.88% due 04/15/25[2,3,6]	500,000		454,634
Fortress Credit Funding V, LP
2015-5A, 6.22% due 08/15/22[2,3,6]	3,000,000		2,720,630
Venture XVI CLO Ltd.
2014-16A, 4.13% due 04/15/26[2,3,6]	3,000,000		2,716,811
Catamaran CLO 2014-1 Ltd.
2014-1A, 5.20% due 04/20/26[3,6]	2,000,000		1,615,295
2014-1A, 6.45% due 04/20/26[2,3,6]	1,600,000		1,057,201
Newstar Trust
2012-2I, 7.38% due 01/20/23[3]	3,000,000		2,666,497
Fortress Credit Opportunities
2005-1A, 0.93% due 07/15/19[2,3,7]	2,755,172		2,637,121
Voya CLO 2014-1 Ltd.
2014-1A, 5.58% due 04/18/26[2,3,6]	3,000,000		2,624,991
CIFC Funding Ltd.
2014-3X INC due 07/22/26[9]	2,000,000		1,213,286
2012-1X, 8.65% due 08/14/24	1,150,000		958,866
2014-3A, 5.45% due 07/22/26[2,3,6]	500,000		432,132

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Collateralized Loan Obligation - 35.7% (continued)
Babson CLO Limited 2014-I
2014-IA, 5.60% due 07/20/25[2,3,6]	3,100,000		$2,529,793
Denali Capital CLO X Ltd.
2013-1A, 6.47% due 04/28/25[3,6]	3,000,000		2,348,355
North End CLO Limited
2013-1A, 5.28% due 07/17/25[3,6]	3,000,000		2,336,852
AMMC CLO XII Ltd.
2013-12A, 5.86% due 05/10/25[3,6]	3,000,000		2,175,519
Washington Mill CLO Ltd.
2014-1A, 5.55% due 04/20/26[2,3,6]	2,750,000		2,145,329
Jamestown CLO III Ltd.
2013-3A, 3.98% due 01/15/26[2,3,6]	2,250,000		2,015,387
Brightwood Capital Fund
6.68% due 04/29/23	2,000,000		1,979,801
Avery
2013-3X COM due 01/18/25[9]	2,399,940		1,903,904
Voya CLO 2013-1 Ltd.
2013-1A, 4.18% due 04/15/24[2,3,6]	2,000,000		1,899,150
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.66% due 10/10/26[3,6]	2,000,000		1,865,430
Treman Park CLO Ltd.
2015-1A due 04/20/27[2,6,9]	2,000,000		1,786,745
Carlyle Global Market Strategies CLO Ltd.
2012-3A due 10/04/24[6,9]	2,600,000		1,782,767
OHA Credit Partners IX Ltd.
2013-9A due 10/20/25[2,6,9]	2,000,000		1,738,360
Golub Capital Partners CLO 24M Ltd.
2015-24A, 5.03% due 02/05/27[2,3,6]	2,000,000		1,725,395
Voya CLO 2013-2 Ltd.
2013-2A, 4.21% due 04/25/25[2,3,6]	1,750,000		1,706,341
Cent CLO 20 Ltd.
2014-20A, 5.31% due 01/25/26[2,3,6]	2,000,000		1,683,090
Steele Creek CLO 2015-1 Ltd.
2015-1A, 6.06% due 02/21/27[3,6]	2,000,000		1,646,816
Ares XXVI CLO Ltd.
2013-1A due 04/15/25[6,9]	3,700,000		1,634,156

	Face		Value
	Amount	~
ASSET BACKED SECURITIES†† - 47.0% (continued)
Collateralized Loan Obligation - 35.7% (continued)
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.43% due 10/22/26[2,3,6]	1,750,000		$1,625,778
Cent CLO 19 Ltd.
2013-19A, 4.05% due 10/29/25[2,3,6]	1,750,000		1,611,336
Ares XXXIII CLO Ltd.
2015-1A, 7.18% due 12/05/25[3,6]	2,000,000		1,590,000
Dryden 30 Senior Loan Fund
2013-30A, 6.32% due 11/15/25[2,3,6]	2,500,000		1,578,779
Voya CLO 2014-4 Ltd.
2014-4A, 6.67% due 10/14/26[3,6]	1,950,000		1,490,521
Race Point VII CLO Ltd.
2012-7A, 5.04% due 11/08/24[2,3,6]	1,500,000		1,486,409
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.56% due 10/15/26[2,3,6]	1,500,000		1,421,746
Crown Point CLO II Ltd.
2013-2A, 4.22% due 12/31/23[2,3,6]	1,500,000		1,370,892
Mountain Hawk II CLO Ltd.
2013-2A, 3.85% due 07/22/24[2,3,6]	1,750,000		1,360,257
Atlas Senior Loan Fund II Ltd.
2012-2A due 01/30/24[2,6,9]	2,600,000		1,222,386
Regatta IV Funding Ltd.
2014-1A, 5.66% due 07/25/26[3,6]	1,500,000		1,205,625
Neuberger Berman CLO Ltd.
2012-12A due 07/25/23[6,9]	2,500,000		1,198,717
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.96% due 07/25/25[3,6]	750,000		690,784
2014-1A, 5.97% due 07/25/25[2,6]	500,000		502,127
Avery Point III CLO Ltd.
2013-3A, 5.68% due 01/18/25[2,3,6]	1,500,000		1,173,715
Finn Square CLO Ltd.
2012-1A due 12/24/23[6,9]	2,500,000		1,152,341
WhiteHorse VI Ltd.
2013-1A, 7.26% due 02/03/25[2,3,6]	2,000,000		1,151,551
Babson CLO Limited 2013-I
2013-IA, 5.95% due 04/20/25[2,3,6]	1,500,000		1,115,348

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Collateralized Loan Obligation - 35.7% (continued)
MCF CLO I LLC
2013-1A, 6.45% due 04/20/23[3,6]	1,250,000		$1,045,237
Sound Point CLO I Ltd.
2012-1A, 5.28% due 10/20/23[2,3,6]	1,000,000		999,124
Avery Point IV CLO Ltd.
2014-1A, 5.71% due 04/25/26[2,3,6]	1,430,000		999,030
Cent CLO 16, LP
2014-16A, 5.01% due 08/01/24[2,3,6]	1,000,000		995,712
Voya CLO Ltd.
2015-3A, 4.63% due 10/15/22[2,3,6]	1,000,000		989,045
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.78% due 10/15/23[2,3,6]	1,000,000		987,608
Kingsland VI Ltd.
2013-6A, 4.39% due 10/28/24[2,3,6]	1,000,000		947,459
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.91% due 04/28/26[2,3,6]	1,000,000		937,874
TICP CLO III Ltd.
2014-3A, 6.85% due 01/20/27[3,6]	1,000,000		935,939
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.43% due 08/05/27[2,3,6]	1,000,000		923,702
Atlas Senior Loan Fund IV Ltd.
2014-2A, 4.27% due 02/17/26[2,3,6]	1,000,000		908,056
Babson CLO Ltd.
2012-2A due 05/15/23[6,9]	2,000,000		901,355
Dryden 37 Senior Loan Fund
2015-37A due 04/15/27[6,9]	1,050,000		824,007
Venture XIII CLO Ltd.
2013-13A due 06/10/25[6,9]	1,500,000		820,462
KVK CLO Ltd.
2013-1A due 04/14/25[2,6,9]	2,300,000		815,750
Ares XXV CLO Ltd.
2013-3A due 01/17/24[6,9]	1,750,000		800,186
Keuka Park CLO Ltd.
2013-1A due 10/21/24[2,6,9]	1,500,000		721,053
CIFC Funding 2014-IV Ltd.
2014-4A, 6.28% due 10/17/26[3,6]	1,000,000		701,000

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Collateralized Loan Obligation - 35.7% (continued)
Resource Capital Corporation
2014-CRE2, 3.01% due 04/15/32[2,3,6]	729,000		$683,071
Newstar Commercial Loan Funding LLC
2014-1A, 5.45% due 04/20/25[2,3,6]	500,000		455,030
2013-1A, 5.95% due 09/20/23[2,3,6]	250,000		227,109
Marathon CLO Ltd.
due 02/21/25[9]	1,300,000		651,256
Octagon Loan Funding Ltd.
2014-1A, 6.00% due 11/18/26[2,3,6]	700,000		619,801
COA Summit CLO Limited
2014-1A, 4.55% due 04/20/23[2,3,6]	500,000		477,424
NXT Capital CLO 2013-1 LLC
2013-1A, 4.86% due 04/25/24[2,3,6]	500,000		460,580
NewStar Commercial Loan Trust
2007-1A, 3.13% due 09/30/22[2,3,6]	500,000		458,568
MCF CLO IV LLC
2014-1A, 6.58% due 10/15/25[2,3,6]	500,000		428,121
CIFC Funding 2014 Ltd.
6.34% due 10/17/26	500,000		350,500
West CLO Ltd.
2013-1A due 11/07/25[6,9]	1,350,000		301,713
Golub Capital Partners CLO Ltd.
2014-18A, 4.71% due 04/25/26[2,3,6]	300,000		269,424
Marathon CLO II Ltd.
2005-2A due 12/20/19†††,1,3,6,9	3,000,000		3
Total Collateralized Loan Obligation			120,840,195
Transportation - 5.0%
Apollo Aviation Securitization Equity Trust
2014-1, 7.50% due 12/15/29[3]	3,487,179		3,459,282
2014-1, 5.13% due 12/15/29[3]	1,743,590		1,695,641
Airplanes Pass Through Trust
2001-1A, 1.06% due 03/15/19[2,3,7]	12,068,641		3,771,450
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[6]	2,562,827		2,532,394

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Transportation - 5.0% (continued)
Apollo Aviation Securitization Equity Trust 2016-1
2016-1A, 9.20% due 03/17/36[2,6,8]	2,291,750		$2,314,668
Stripes
2013-1 A1, 4.01% due 03/20/23†††	1,782,432		1,730,807
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[7]	775,681		708,900
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††	421,875		414,570
BBAM Acquisition Finance
5.38% due 09/17/18	317,151		315,565
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/18[2,7]	4,235		4,221
Total Transportation			16,947,498
Collateralized Debt Obligation - 4.7%
Gramercy Real Estate CDO Ltd.
2007-1A, 1.10% due 08/15/56[3,6]	3,930,221		3,681,625
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[6]	3,000,000		3,033,177
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[2,6]	2,000,000		2,003,439
2015-1A, 7.50% due 11/12/30[6]	1,000,000		1,008,073
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[2,7]	3,000,000		3,000,385
N-Star REL CDO VIII Ltd.
2006-8A, 0.85% due 02/01/41[3,6]	2,200,000		2,120,798
Highland Park CDO I Ltd.
2006-1A, 1.23% due 11/25/51[2,3,6]	1,159,924		1,058,966
SRERS Funding Ltd.
2011-RS, 0.73% due 05/09/46[3,6]	196,873		191,579
Total Collateralized Debt Obligation			16,098,042
Other - 0.7%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[2,6,8]	1,312,017		1,313,985
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	1,095,960		979,968
Total Other			2,293,953
Financial - 0.4%
NCBJ 2015-1 A
5.88% due 07/08/22†††,1	1,500,000		1,500,000

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 47.0% (continued)
Aircraft - 0.4%
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[6]	1,401,612		$1,388,998
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[6]	317,105		254,328
Total Asset Backed Securities
(Cost $166,534,366)			159,323,014
SENIOR FLOATING RATE INTERESTS††,3 - 37.9%
Consumer, Non-cyclical - 7.5%
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.02% due 08/19/21	2,119,765		2,056,171
Copernicus Group, Inc.
6.00% due 08/15/22	2,000,000		1,989,999
AT Home Holding III
5.00% due 06/03/22	1,975,000		1,960,187
Pelican Products, Inc.
5.25% due 04/10/20	1,784,233		1,744,088
Chef's Warehouse Parent LLC
5.75% due 06/22/22	1,714,014		1,662,594
2.76% due 06/22/22	78,676		77,422
Give and Go Prepared Foods Corp.
6.50% due 07/29/23	1,650,000		1,637,625
American Academy Holdings
6.25% due 05/17/21†††,1	1,600,000		1,584,929
Bauer Performance Sports
4.50% due 04/15/21	1,575,000		1,263,938
IHC Holding Corp.
7.00% due 04/30/21†††,1	990,000		978,458
7.25% due 04/30/21†††,1	190,000		189,240
Affordable Care Holding
5.75% due 10/24/22	995,000		995,000
CPM Holdings
6.00% due 04/11/22	990,000		994,950
Sho Holding I Corp.
6.00% due 10/27/22	995,000		990,025
Hanger, Inc.
11.50% due 08/01/19	1,000,000		980,000
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,105,000		977,925
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	981,141		963,971
Lineage Logistics LLC
4.46% due 04/07/21	945,166		926,263
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	913,926		906,313
ABB Concise Optical Group LLC
6.00% due 06/15/23	850,000		852,661
Parts Town
7.50% due 06/23/22	650,000		650,000
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	700,000		638,169

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 37.9% (continued)
Consumer, Non-cyclical - 7.5% (continued)
NES Global Talent
6.50% due 10/03/19	327,443		$291,425
Rite Aid Corp.
5.75% due 08/21/20	100,000		100,219
Targus Group International, Inc.
15.00% due 12/31/19†††,1	57,434		80,311
13.75% due 09/07/16†††,1	155,450		–
Total Consumer, Non-cyclical			25,491,883
Technology - 6.6%
TIBCO Software, Inc.
6.50% due 12/04/20	2,414,484		2,353,107
Insight Venture
7.25% due 07/15/21†††,1	1,650,000 GBP		2,137,397
PowerSchool, Inc.
5.88% due 07/30/21†††,1	992,500		992,500
6.00% due 07/30/21†††,1	585,060		585,060
6.38% due 07/30/21	250,000		247,500
3.71% due 07/31/22	175,000		175,000
Harbortouch Payments LLC
7.00% due 05/31/22	1,844,000		1,839,390
Greenway Medical Technologies
6.00% due 11/04/20	1,695,902		1,629,473
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††,1	1,650,000		1,618,130
EIG Investors Corp.
6.00% due 02/09/23	1,691,457		1,532,173
Aspect Software, Inc.
10.50% due 05/25/20	923,557		898,160
7.68% due 05/25/18†††,1	458,333		446,429
CPI Acquisition, Inc.
5.50% due 08/17/22	1,316,782		1,280,017
Sparta Holding Corp.
6.50% due 07/28/20†††,1	955,057		948,839
Touchtunes Interactive
5.75% due 05/28/21	891,000		886,545
Micron Technology, Inc.
6.64% due 04/26/22	825,000		832,904
MRI Software LLC
5.25% due 06/23/21	742,500		737,859
Solera LLC
3.63% due 03/03/21	745,433		650,975
GlobalLogic Holdings, Inc.
6.25% due 06/02/19	615,547		614,008
Active Network, Inc.
5.50% due 11/13/20	586,471		582,073
Advanced Computer Software
10.50% due 01/31/23	500,000		460,000
Deltek, Inc.
2.19% due 06/25/20†††,1	500,000		452,469
Ceridian Corp.
4.50% due 09/15/20	240,697		232,273
Total Technology			22,132,281
Consumer, Cyclical - 6.5%
Sears Holdings Corp.
5.50% due 06/30/18	2,564,158		2,484,027

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 37.9% (continued)
Consumer, Cyclical - 6.5% (continued)
Navistar, Inc.
6.50% due 08/07/20	2,382,995		$2,243,590
Belk, Inc.
5.75% due 12/12/22	2,537,250		2,216,923
Mavis Tire
6.25% due 11/02/20†††,1	1,980,000		1,956,788
Boot Barn Holdings, Inc.
5.50% due 06/29/21†††,1	1,980,000		1,948,320
BIG JACK Holdings
5.75% due 06/30/22	1,773,261		1,755,528
LA Fitness International LLC
5.50% due 07/01/20	1,277,329		1,272,859
National Vision, Inc.
6.75% due 03/11/22	1,200,000		1,113,756
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,071,531		1,070,192
California Pizza Kitchen, Inc.
7.00% due 08/23/22	1,000,000		991,880
My Eye Doctor
due 08/16/21†††,1,9	992,895		984,699
Sky Bet Cyan Blue HoldCo
6.25% due 02/25/22	650,000 GBP		856,085
Ascena Retail Group
5.25% due 08/21/22	706,370		685,179
Talbots, Inc.
5.50% due 03/19/20	512,371		498,921
Amaya Holding B.V.
5.00% due 08/01/21	500,000		494,530
ABRA Auto Body
8.25% due 09/19/22	500,000		460,000
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	324,090		319,229
Ceridian Corp.
4.50% due 09/15/20	300,000		289,500
Capital Automotive LP
6.00% due 04/30/20	210,000		210,893
Deb Stores Holding LLC
1.50% due 10/11/16†††,1	708,102		1
Total Consumer, Cyclical			21,852,900
Industrial - 6.2%
Alion Science & Technology Corp.
5.50% due 08/19/21	2,475,000		2,351,251
CareCore National LLC
5.50% due 03/05/21	2,398,682		2,338,715
National Technical
7.25% due 06/12/21†††,1	1,670,871		1,629,099
Bioplan / Arcade
5.75% due 09/23/21	1,762,326		1,594,905
SRS Distribution, Inc.
9.75% due 02/24/23	1,500,000		1,515,000
Advanced Integration Tech
6.50% due 07/22/21	1,500,000		1,500,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,476,548		1,452,554
HBC Hardware Holdings
6.75% due 03/30/20†††	1,473,750		1,444,275

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 37.9% (continued)
Industrial - 6.2% (continued)
SiteOne Landscaping Supply
6.25% due 04/29/22	997,500		$999,994
Springs Industries, Inc.
7.50% due 06/01/21†††,1	1,000,000		978,399
Amspec Services, Inc.
6.00% due 07/01/22†††,1	894,737		885,789
Flakt Woods
4.75% due 03/20/17
Ranpak	656,929 EUR		718,075
8.25% due 10/03/22	700,000		644,000
GYP Holdings III Corp.
4.75% due 04/01/21	628,267		626,696
Knowledge Universe Education LLC
6.00% due 08/12/22	579,041		577,594
Mast Global
7.75% due 09/12/19†††,1	526,628		523,940
SI Organization
5.75% due 11/23/19	498,073		498,227
NaNa Development Corp.
8.00% due 03/15/18	392,206		366,712
Hunter Defense Technologies
7.33% due 08/05/19†††	389,333		292,000
Doncasters Group Ltd.
9.50% due 10/09/20	101,379		95,170
Carey International, Inc.
9.00% due 11/30/16†††,1	45,009		10,757
Total Industrial			21,043,152
Financial - 4.0%
Acrisure LLC
6.50% due 05/19/22	2,277,997		2,282,279
Trademonster
7.25% due 08/29/19†††	2,260,108		2,248,808
Hyperion Insurance
5.50% due 04/29/22	1,786,700		1,725,648
American Stock Transfer & Trust
5.75% due 06/26/20	1,461,618		1,422,637
Assured Partners, Inc.
5.75% due 10/21/22	1,154,606		1,158,451
Safe-Guard
6.25% due 08/19/21	1,082,167		1,038,880
Americold Realty Operating Partnership, LP
5.75% due 12/01/22	995,000		1,004,950
Integro Parent, Inc.
6.75% due 10/31/22	995,285		970,403
Ryan LLC
6.75% due 08/07/20	937,500		916,406
Magic Newco, LLC
12.00% due 06/12/19	750,000		780,750
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932		43,996
Total Financial			13,593,208
Communications - 2.1%
Avaya, Inc.
6.25% due 05/29/20	3,052,785		2,278,141

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 37.9% (continued)
Communications - 2.1% (continued)
Anaren, Inc.
5.50% due 02/18/21	940,781		$905,501
9.25% due 08/18/21	1,000,000		890,000
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	1,526,458		1,523,603
Proquest LLC
10.00% due 12/15/22	1,000,000		968,750
5.75% due 10/24/21	400,000		395,832
Total Communications			6,961,827
Basic Materials - 2.0%
Zep, Inc.
5.50% due 06/27/22	1,980,000		1,981,248
PetroChoice Holdings
6.00% due 08/19/22	1,488,750		1,481,306
Atkore International, Inc.
7.75% due 10/09/21	1,350,000		1,348,880
Platform Specialty Products Corp.
5.50% due 06/07/20	1,205,175		1,204,572
Azelis Finance S.A.
6.50% due 12/16/22	497,500		501,644
Orica Chemicals
7.25% due 02/09/22	249,369		245,628
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	691,815		69,181
Total Basic Materials			6,832,459
Utilities - 1.4%
Panda Stonewall
6.50% due 11/13/21	1,875,000		1,767,188
Panda Power
7.50% due 08/21/20	1,249,110		1,219,443
Panda Moxie Patriot
6.75% due 12/19/20	900,000		855,000
Lone Star Energy
5.25% due 02/22/21	746,178		587,615
Panda Temple II Power
7.25% due 04/03/19	498,997		454,088
Total Utilities			4,883,334
Energy - 1.3%
Invenergy Thermal
6.50% due 10/19/22	1,637,998		1,568,382
PSS Companies
5.50% due 01/28/20	1,862,684		1,397,013
Cactus Wellhead
7.00% due 07/31/20	1,130,637		853,631
Exgen Texas Power LLC
5.75% due 09/18/21	823,731		661,044
Total Energy			4,480,070
Transportation - 0.3%
Travelport Holdings LLC
5.00% due 09/02/21	843,542		844,141
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	269,698		214,861

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 37.9% (continued)
Transportation - 0.3% (continued)
Ceva Logistics US Holdings
6.50% due 03/19/21	20,270		$16,148
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	14,436		11,501
Ceva Logistics Canada, ULC
6.50% due 03/19/21	2,523		2,010
Total Transportation			1,088,661
Total Senior Floating Rate Interests
(Cost $131,847,392)			128,359,775
CORPORATE BONDS†† - 37.6%
Financial - 11.3%
Citigroup, Inc.
5.95%[2,10,11]	3,000,000		3,099,374
5.88%[2,10,11]	1,000,000		1,015,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[2,6]	2,150,000		2,034,438
7.38% due 04/01/20[2,6]	950,000		907,250
Bank of America Corp.
6.10%[2,10,11]	1,750,000		1,839,688
6.50%[2,10,11]	1,000,000		1,090,100
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,2	2,900,000		2,901,811
Customers Bank
6.13% due 06/26/29[3,7]	2,500,000		2,525,000
Fifth Third Bancorp
4.90%[2,10,11]	1,500,000		1,470,000
5.10%[2,10,11]	815,000		806,850
National Financial Partners Corp.
9.00% due 07/15/21[2,6]	1,950,000		2,013,375
Citizens Financial Group, Inc.
5.50%[2,10,11]	2,000,000		1,980,000
NewStar Financial, Inc.
7.25% due 05/01/20[2]	1,950,000		1,911,000
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	1,400,000 GBP		1,891,822
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000		1,848,000
AmTrust Financial Services, Inc.
6.13% due 08/15/23[2]	1,704,000		1,782,882
Greystar Real Estate Partners LLC
8.25% due 12/01/22[2,6]	1,450,000		1,537,000
Cadence Bank North America
6.25% due 06/28/29[2,3,6]	1,600,000		1,360,000
HUB International Ltd.
9.25% due 02/15/21[2,6]	1,000,000		1,055,000
GEO Group, Inc.
6.00% due 04/15/26	1,000,000		896,250
5.88% due 01/15/22	100,000		94,500
Lincoln Finance Ltd.
7.38% due 04/15/21[2,6]	800,000		862,000
Pacific Beacon LLC
5.63% due 07/15/51[2,7]	715,735		736,856

	Face
	Amount	~	Value
CORPORATE BONDS†† - 37.6% (continued)
Financial - 10.9% (continued)
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48[2]	553,257		$560,383
FBM Finance, Inc.
8.25% due 08/15/21[6]	500,000		523,750
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[2,6]	520,000		518,700
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[2,6]	500,000		455,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[2,6]	434,000		434,000
Total Financial			38,150,029
Energy - 5.3%
Whiting Petroleum Corp.
5.75% due 03/15/21[2]	2,300,000		2,061,374
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24[2]	1,000,000		1,039,204
5.95% due 12/01/25[2]	850,000		979,684
Keane Group Holdings LLC
12.00% due 08/08/19†††,1	1,912,500		1,754,719
Husky Energy, Inc.
4.00% due 04/15/24[2]	900,000		919,095
3.95% due 04/15/22[2]	600,000		634,742
Comstock Resources, Inc.
10.00% due 03/15/20[6]	1,300,000		1,196,000
TerraForm Power Operating LLC
5.88% due 02/01/23[2,6]	1,096,000		1,104,220
Hess Corp.
8.13% due 02/15/19[2]	950,000		1,073,714
Halcon Resources Corp.
8.63% due 02/01/20[2,6,12]	1,100,000		1,045,000
Approach Resources, Inc.
7.00% due 06/15/21[2]	1,294,000		960,795
EQT Corp.
8.13% due 06/01/19[2]	800,000		911,374
CONSOL Energy, Inc.
8.00% due 04/01/23[2]	850,000		828,750
Buckeye Partners, LP
4.35% due 10/15/24[2]	750,000		759,835
SandRidge Energy, Inc.
8.75% due 06/01/20[2,6,12]	1,900,000		745,750
Gibson Energy, Inc.
6.75% due 07/15/21[2,6]	550,000		558,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[2]	400,000		390,000
QEP Resources, Inc.
6.88% due 03/01/21[2]	350,000		365,925

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
CORPORATE BONDS†† - 37.6% (continued)
Energy - 5.3% (continued)
Atlas Resource Partners Holdings LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[2,12]	1,425,000		$285,000
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
6.13% due 03/01/22[2]	200,000		194,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,7,12]	1,216,133		145,936
Total Energy			17,953,867
Communications - 4.3%
DISH DBS Corp.
5.88% due 11/15/24[2]	2,050,000		2,021,812
7.75% due 07/01/26[2,6]	1,075,000		1,147,014
MDC Partners, Inc.
6.50% due 05/01/24[2,6]	2,100,000		1,995,000
SFR Group S.A.
7.38% due 05/01/26[2,6]	1,800,000		1,858,500
Sprint Communications, Inc.
6.00% due 11/15/22[2]	1,000,000		905,000
7.00% due 03/01/20[2,6]	800,000		858,000
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[2,6]	1,300,000		1,371,500
Sprint Corp.
7.88% due 09/15/23[2]	1,150,000		1,117,789
EIG Investors Corp.
10.88% due 02/01/24†††,2,7	750,000		676,579
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[2,6]	550,000		588,500
CSC Holdings LLC
6.75% due 11/15/21[2]	500,000		533,750
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25[2]	400,000		422,084
Avaya, Inc.
7.00% due 04/01/19[2,6]	530,000		394,850
Interoute Finco plc
7.38% due 10/15/20	295,000 EUR		357,830
Inmarsat Finance plc
4.88% due 05/15/22[2,6]	300,000		292,560
Total Communications			14,540,768
Consumer, Cyclical - 4.2%
WMG Acquisition Corp.
6.75% due 04/15/22[2,6]	2,130,000		2,265,788
HP Communities LLC
6.82% due 09/15/53[2,7]	981,884		1,169,601
6.16% due 09/15/53†††,2,7	1,000,000		1,086,258
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20[2]	2,055,000		2,160,319
Nathan's Famous, Inc.
10.00% due 03/15/20[2,6]	1,804,000		1,966,359

	Face
	Amount	~	Value
CORPORATE BONDS†† - 37.6% (continued)
Consumer, Cyclical - 4.2% (continued)
TVL Finance PLC
8.50% due 05/15/23	1,300,000 GBP		$1,824,037
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[2]	1,150,000		1,037,875
6.50% due 05/01/21[2]	429,000		404,333
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[2,6]	1,255,000		1,195,388
Exide Technologies
11.00% due 04/30/20[2,13]	1,268,358		1,014,686
Total Consumer, Cyclical			14,124,644
Industrial - 4.0%
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[2,6]	2,150,000		2,348,875
Novelis, Inc.
8.75% due 12/15/20[2]	1,200,000		1,256,999
8.38% due 12/15/17[2]	877,000		895,417
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[2,6]	2,025,000		2,126,250
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,2,6	1,876,467		1,857,140
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[2]	1,800,000		1,678,500
LMI Aerospace, Inc.
7.38% due 07/15/19[2]	1,575,000		1,602,563
Coveris Holdings S.A.
7.88% due 11/01/19[2,6]	1,055,000		1,076,100
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,388,176		388,689
1.00% due 09/10/44†††,1	27,743		–
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[2,6]	250,000		265,938
CEVA Group plc
6.50% due 03/19/21[2,6]	100,000		81,500
Total Industrial			13,577,971
Consumer, Non-cyclical - 3.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2,6]	2,082,000		2,118,435
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[2,6]	1,625,000		1,657,500
Halyard Health, Inc.
6.25% due 10/15/22[2]	1,600,000		1,636,000
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[2,6]	1,500,000		1,620,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
CORPORATE BONDS†† - 37.6% (continued)
Consumer, Non-cyclical - 3.1% (continued)
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24[2,6]	1,500,000		$1,610,400
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,6,13]	900,000		895,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[2,6]	550,000		547,250
Opal Acquisition, Inc.
8.88% due 12/15/21[2,6]	575,000		483,000
Total Consumer, Non-cyclical			10,568,085
Basic Materials - 2.7%
BHP Billiton Finance USA Ltd.
6.75%[2,3,6,10]	2,000,000		2,282,500
Yamana Gold, Inc.
4.95% due 07/15/24[2]	2,160,000		2,201,645
Eldorado Gold Corp.
6.13% due 12/15/20[2,6]	1,950,000		1,987,284
GCP Applied Technologies, Inc.
9.50% due 02/01/23[2,6]	1,475,000		1,688,875
Constellium N.V.
7.88% due 04/01/21[2,6]	950,000		1,028,375
Total Basic Materials			9,188,679
Technology - 1.7%
Micron Technology, Inc.
7.50% due 09/15/23[2,6]	1,550,000		1,708,875
5.25% due 08/01/23[2,6]	200,000		193,500
Infor US, Inc.
6.50% due 05/15/22[2]	1,532,000		1,553,065
Cengage Learning, Inc.
9.50% due 06/15/24[2,6]	1,000,000		1,022,500
First Data Corp.
7.00% due 12/01/23[2,6]	500,000		523,750
Epicor Software
9.25% due 06/21/23†††,1,2	500,000		479,500
Aspect Software, Inc.
3.00% due 05/25/23†††,1,13	368,515		303,496
Total Technology			5,784,686
Utilities - 1.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[2,6]	1,325,000		1,311,750
Terraform Global Operating LLC
9.75% due 08/15/22[2,6]	1,150,000		1,167,250
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26[2]	1,000,000		1,072,500
Total Utilities			3,551,500
Total Corporate Bonds
(Cost $123,296,259)			127,440,229

	Face
	Amount	~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.3%
Commercial Mortgage Backed Securities - 2.5%
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.01% due 02/15/33[2,3,6]	3,000,000		$2,999,646
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,2,7	1,924,930		2,029,637
2007-AET2, 6.06% due 10/10/52[2,7]	487,823		494,707
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41[2,7]	1,411,570		1,626,543
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[6]	1,200,000		1,195,815
Total Commercial Mortgage Backed Securities			8,346,348
Residential Mortgage Backed Securities - 0.8%
Nomura Resecuritization Trust
2012-1R, 0.96% due 08/27/47[2,3,6]	1,843,730		1,768,322
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[2,8]	1,510,811		785,331
2006-6, 5.75% due 01/25/37[2,8]	634,155		340,362
Total Residential Mortgage Backed Securities			2,894,015
Total Collateralized Mortgage Obligations
(Cost $10,908,324)			11,240,363
FOREIGN GOVERNMENT BONDS†† - 2.2%
Kenya Government International Bond
6.88% due 06/24/24[2,6]	4,250,000		4,149,275
Total Kenya Government International Bond			4,149,275
Dominican Republic International Bond
6.85% due 01/27/45[2,6]	3,050,000		3,461,750
Total Foreign Government Bonds
(Cost $7,533,224)			7,611,025
MUNICIPAL BONDS†† - 0.7%
Illinois - 0.7%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/40[2]	2,350,000		2,254,073
Total Municipal Bonds
(Cost $2,033,063)			2,254,073
Total Investments - 137.3%
(Cost $472,781,989)			$464,889,881

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Contracts	Value
OPTIONS WRITTEN†,* - (0.1)%
Call options on:
S&P 500 Index Expiring September 2016 with strike price of $2,185.00	284	$(292,520)
Total Options Written
(Premiums received $533,341)	$(292,520)
Other Assets & Liabilities, net - (37.2)%	(125,971,578)
Total Net Assets - 100.0%	$338,625,783

		Unrealized
	Contracts	Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts
(Aggregate Value of
Contracts $61,599,600)	568	$2,788,110

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $24,309,402, (cost $32,402,888) or 7.2% of total net assets.
2
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2016, the total value of securities segregated was $243,733,765.

3	Variable rate security. Rate indicated is rate effective at August 31, 2016.
4	Zero coupon rate security.
5	Rate indicated is the 7-day yield as of August 31, 2016.
6
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $202,841,538 (cost $208,471,115), or 59.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

7
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $20,613,194 (cost $26,778,971), or 6.1% of total net assets - see Note 4.

8	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of August 31, 2016.
9	Security has no stated coupon. However, it is expected to receive residual cashflow payments on defined deal dates.
10	Perpetual maturity.
11	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
12	Security is in default.
13	Security is a pay in-kind bond.
14	All or a portion of these securities are pledged as futures collateral.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

		Level 2	Level 3
		Significant	Significant
	Level 1 Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets:
Corporate Bonds	$-	$117,992,037	$9,448,192	$127,440,229
Asset Backed Securities	-	154,697,666	4,625,348	159,323,014
Collateralized Mortgage Obligations	-	9,210,726	2,029,637	11,240,363
Senior Floating Rate Interests	-	105,443,138	22,916,637	128,359,775
Municipal Bonds	-	2,254,073	-	2,254,073
Foreign Government Bonds	-	7,611,025	-	7,611,025
Common Stocks	-	271,663	951,441	1,223,104
Preferred Stocks	2,907,715	-	-	2,907,715
U.S. Government Securities	-	23,299,386	-	23,299,386
Money Market Fund	1,231,197	-	-	1,231,197
Equity Futures Contracts*	2,788,110	-	-	2,788,110
Total Assets	$6,927,022	$420,779,714	$39,971,255	$467,677,991
Liabilities:
Options Written	292,520	-	-	292,520
Unfunded Commitments	-	766,363	-	766,363
Forward Foreign Currency Exchange Contracts*	-	51,915	-	51,915
Total Liabilities	$292,520	$818,278	$-	$1,110,798
*These amounts are reported as unrealized gain/(loss) as of August 31, 2016.
If not referenced in the table, please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value heirarchy:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Ending Balance	Valuation	Unobservable	Input
Category	at 8/31/2016	Technique	Inputs	Range
Corporate Bonds	$ 6,521,788	Option adjusted spread off the month	Indicative Quote	-
end broker quote over the 3 month
LIBOR
Corporate Bonds	$ 2,234,219	Model Price	Market Comparable Yields	8.9% - 15.5%
Corporate Bonds	$ 303,496	Enterprise Value	Valuation Multiple	8.0x
Corporate Bonds	$ 388,689	Model Price	Liquidation Value	-

Asset Backed Securities	$ 3,125,345	Option adjusted spread off the month	Indicative Quote	-
end broker quote over the 3 month
LIBOR
Asset Backed Securities	$ 1,500,000	Option adjusted spread	Indicative Quote for Comparable	-
Security
Collateralized Mortgage Obligations	$ 2,029,637	Option adjusted spread off the month	Indicative Quote	-
end broker quote over the 3 month
LIBOR
Senior Floating Rate Interests	$ 3,985,083	Option adjusted spread off the month	Indicative Quote	-
end broker quote over the 3 month
LIBOR
Senior Floating Rate Interests	$ 537,497	Enterprise Value	Valuation Multiple	5.5x - 8.0x
Senior Floating Rate Interests	$ 6,322,678	Model Price	Market Comparable Yields	4.9% - 5.9%
Senior Floating Rate Interests	$ 12,071,379	Model Price	Purchase Price	-
Common Stocks	$ 394	Model Price	Liquidation Value	-
Common Stocks	$ 60,004	Model Price	Purchase Price	-
Common Stocks	$ 891,043	Enterprise Value	Valuation Multiple	5.5x - 8.0x
Significant changes in an indicative quote, liquidation value, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of August 31, 2016, the Fund had securities with a total value of $2,553,508 transferred from Level 2 to Level 3 due to lack of multiple vendor prices. The Fund had securities with a total value of $4,066,817 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

				Collateralized
	Asset Backed	Senior Floating	Corporate	Mortgage
	Securities	Rate Interests	Bonds	Obligations	Common Stocks	Total
Assets:
Beginning Balance	$8,036,285	$19,029,841	$8,485,549	$3,380,625	$1,079,055	$40,011,355
Paydowns Received	(161,497)	(652,961)	(41,613)	(9,278)	-	(865,349)
Payment-in-kind Distributions Received	-	22,185	17,507	-	-	39,692
Change in Unrealized Gain/Loss	99,302	(227,082)	375,189	94,812	(921)	341,300
Purchases	-	2,940,289	-	-	60,004	3,000,293
Corporate actions	-	645,511	(65,019)	(1,436,522)	(186,697)	(1,042,727)
Transfers into Level 3	-	1,876,929	676,579	-	-	2,553,508
Transfers out of Level 3	(3,348,742)	(718,075)	-	-	-	(4,066,817)
Ending Balance	$4,625,348	$22,916,637	$9,448,192	$2,029,637	$951,441	$39,971,255

Net change in unrealized appreciation (depreciation)
for investments in securities still held at August 31, 2016	$23,367	$(243,557)	$375,189	$94,812	$(921)	$248,890

As of August 31, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$1,100,000	$89,856
American Seafoods Group LLC	08/19/2021	500,000	61,553
Amspec Services, Inc.	07/01/2022	105,263	1,017
Aspect Software, Inc.	05/25/2018	166,667	-
Chef's Warehouse Parent LLC	06/22/2022	202,817	3,232
Deltek, Inc.	06/25/2020	1,000,000	94,965
ExamWorks Group	07/27/2021	1,000,000	-
Eyemart Express	12/18/2019	500,000	39,990
Globallogic Holdings, Inc.	11/30/2018	300,000	25,810
Hostess Brands	08/03/2020	500,000	-
Insight Fourth Hospitality	07/15/2020	500,000	63,509
IntraWest Holdings	12/10/2018	200,000	3,631
National Technical	06/12/2021	305,882	2,597
Packaging Coordinators	07/01/2021	1,500,000	181,229
PowerSchool, Inc.	07/29/2021	350,000	35,819
Solera LLC	03/03/2021	1,287,567	163,155
		$9,518,196	$766,363

As of August 31, 2016, the following forward foreign currency exchange contracts were outstanding:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 8/31/16	Net Unrealized Depreciation
EUR	978,000
for USD	1,085,635	Bank of America Merrill Lynch	9/13/2016	$1,085,635	$1,091,507	$(5,872)

GBP	5,123,000
for USD	6,684,852	Bank of America Merrill Lynch	9/13/2016	6,684,852	6,729,333	(44,481)

GBP	63,000
for USD	81,192	Bank of America Merrill Lynch	9/13/2016	81,192	82,754	(1,562)
		Net unrealized depreciation on forward foreign currency exchange contracts				$(51,915)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The following is a summary of significant accounting policies consistently followed by the Fund.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amounts approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m.  Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices.  Financial futures contracts are valued at 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.  The Fund’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of August 31, 2016, the cost of investments and accumulated unrealized appreciation/(depreciation) of investments for federal income tax purposes were as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$481,165,917	$26,905,616	$(43,181,652)	$(16,276,036)

4.	Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 1.06% due 03/15/19	10/14/2009	$9,732,311	$3,771,450
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30	05/07/2015	3,000,000	3,000,385
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/18	03/04/2011	4,171	4,221
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52	09/18/2014	1,905,407	2,029,637
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/2015	488,691	494,707
Customers Bank
6.13% due 06/26/29	06/24/2014	2,500,000	2,525,000
EIG Investors Corp.
10.88% due 02/01/24	05/16/2016	684,035	676,579
Fortress Credit Opportunities
2005-1A, 0.93% due 07/15/19	02/16/2012	2,610,907	2,637,121
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41	04/03/2014	1,346,894	1,626,543
HP Communities LLC
6.16% due 09/15/53	07/21/2015	997,519	1,086,258
HP Communities LLC
6.82% due 09/15/53	06/09/2014	978,364	1,169,601
Pacific Beacon LLC
5.63% due 07/15/51	01/15/2014	589,738	736,856
Schahin II Finance Co SPVLtd
5.88% due 09/25/22	01/08/2014	1,178,715	145,936
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/2013	762,219	708,900

		$26,778,971	$20,613,194

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       October 31, 2016

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       October 31, 2016